STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Expenses
Advertising, marketing and branding	1,089,280		1,794,919
Depreciation	2,088		4,562
General and administrative expenses	114,742	85,497	358,707	5,531	2,352
Management fees		11,635	38,135
Professional fees	857,285	208,733	2,155,756	90,483	15,100
Research and development	285,889	25,100	1,086,599
Salaries and wages	229,215	60,507	608,282
Stock based compensation	5,962,525	3,438,718	30,376,431	72,309
Total operating expenses	8,541,024	3,830,190	36,423,391	168,323	17,452
Operating Loss	(8,541,024)	(3,830,190)	(36,423,391)	(168,323)	(17,452)
Other expenses
Interest expense	(980,604)	(5)	(150)
Gain on debt extinguishment					17,288
Loss on related party loan conversion			(489,418)
Change in fair value of derivative liabilities	(535,068)
Total other expense	(1,515,672)	(5)	(489,568)		17,288
Net Loss	$ (10,056,696)	$ (3,830,195)	$ (36,912,959)	$ (168,323)	$ (164)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.11)	$ (0.05)	$ (0.44)	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding (in shares)	91,543,292	75,136,448	83,785,574	112,673,138	114,097,796